Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

4.	Commitments and Contingencies

Letter of Intent

In August of 2012, the Company, along with its majority owner and debt holder, MTF, entered into a Letter of Intent (“LOI”) with AFH to consummate a business combination through a share exchange, reverse merger, or other similar transactions resulting in the Company becoming a public entity (“The Transaction”). In August, 2013, the LOI was amended and restated, and on May 7, 2014, the LOI was again amended and restated. The Amended and Restated Letter of Intent dated May 7, 2014 (the “Amended LOI”) contemplates and defines the following events:

Consummation of Bridge Financings (“Closing I”)

In April 2013 and September 2013, the Company’s Board approved the Company to borrow up to an aggregate principal amount of $300,000 (April Bridge Financing) and $250,000 (September Bridge Financing) pursuant to the sale and issuance of convertible promissory notes and warrants to purchase common stock of the Company (collectively, the “Bridge Financings”). The note accrues interest at a rate of 12% per year and payable per quarter. A warrant to purchase the Company’s common stock equal to 50% of the original principal amount at $1.00 per share will be issued to each Bridge Financing participant. Principal and unpaid accrued interest may be converted into equity securities issued in the Company’s next equity financing in an aggregate amount of at least $2.5 million at a price equal to the price paid by investors in the next equity financing. On April 29, 2013 and on June 5, 2013, the Company borrowed $100,000 from MTF and $100,000 from Orthofix, Inc., respectively, under the April Bridge Financing. In September 2013, AFH purchased $50,000 of the April Bridge Financing. In October 2013, the Company borrowed an additional $150,000 from Orthofix under the September Bridge Financing.

Consummation of Business Combination (“Closing II”)

Under the amended LOI, it is contemplated that the Company and its equity holders will consummate a share exchange, reverse merger, or other business combination, with a Delaware corporation publicly reporting pursuant to United States Securities Exchange Act of 1934, as amended (the “Exchange Act”), or a private Delaware corporation (“Acquisition Co.”), either directly or indirectly through an affiliate. If the post-business combination entity is not already a corporation publicly reporting pursuant to the Exchange Act, AFH will assist the post business combination entity with the filing of an appropriate registration statement resulting in the Company becoming a public company (“PubCo”).

Consummation of the Private Placement (“Closing III”)

Subsequent to Closing II, AFH will use its best efforts to assist PubCo in procuring one or more investors for a private financing, whether debt or equity, of a minimum of $2.5 million up to a maximum of $5.0 million. Such transaction is to include an over-allotment option of 15% at AFH’s discretion (the “Private Placement”).

Consummation of the PIPE Transaction (“Closing IV”)

Subsequent to Closing III, AFH Advisory will use its best efforts to assist PubCo in procuring an investment bank (the “Bank”) to facilitate a private investment in public equity transaction in an amount between $8.0 million and $10.0 million through the sale of securities of PubCo (the “PIPE”). Such transaction will include a 15% over allotment at AFH and/or the Bank’s discretion. Such transaction is contingent upon the appointment of a Bank and filing appropriate forms with the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Consummation of Initial Public Offering (“Closing V”)

Subsequent to Closing IV, AFH will assist PubCo in procuring a Bank to act as underwriter for an initial public offering in an amount of up to $40.0 million (the “Initial Public Offering”). The Initial Public Offering shall include a 15% over allotment option at AFH and/or the Bank’s discretion. Such a transaction is contingent upon the appointment of the Bank.

At or prior to consummation of the Business Combination, MTF agrees to convert all of its outstanding shares of Series A preferred stock and Series B preferred stock of the Company into share of Common Stock.

In addition, MTF agrees to convert 30%, 35%, and 35% of all outstanding convertible promissory notes and promissory notes converting as amended (principal and accrued interest) at each of the consummation of Closing II, Closing IV, and Closing V, respectively.

Upon (i) the consummation of the Business Combination, (ii) after giving effect to the issuance of any securities by Acquisition Co. in connection with the Business Combination (the “Business Combination Shares”), (iii) the completion of the Private Placement and (iv) after giving effect to the PIPE, the existing stockholders of Acquisition Co., and its owners, relatives, assignees and affiliates (collectively, the “AFH Group”), will own an aggregate of ten percent of the issued and outstanding common shares (the “Advisor Shares”) of PubCo.

At the consummation of Closing III, AFH Group shall be entitled to receive warrants to purchase up to 500,000 share of common stock of PubCo at the per share price of the shares offered in the Private Placement with a 5 year term and a cashless exercise provision (the “Extra Warrants”).

In addition to the Advisor Shares and Extra Warrants, AFH Group shall be entitled to receive warrants to purchase shares of common stock of PubCo (“Advisor Warrants”) in the amount necessary to cause AFH Group, when combined with the Advisor Shares, to have ownership equal to 10% of the fully diluted outstanding Common Stock, options and warrants at Closing III.

AFH will also be entitled to a reimbursement of $590,000 in connection with the Business Combination, which shall be payable directly from the net proceeds of the Private Placement (Closing III) to AFH at closing. Each party will bear all of its own costs and expenses in connection with each Closing.

In conjunction with the Amended LOI, the Company has agreed to covenants for the period of time between signing of the Amended LOI and the consummation of the Business Combination (Closing II) or upon termination of the agreement. Such covenants include restrictions and limitations on additional indebtedness, liquidation, selling of equity securities, amending organizational document and certain other normal and customary covenants. The Amended LOI will expire on August 31, 2014 if Closing II has not occurred. On August 28, 2014 the Amended LOI expiration date was extended to September 30, 2014.

License Commitment

In connection with the Exclusive License Agreement, the Company is required to pay a royalty fee beginning in the first year of commercial sale of the licensed product equal to 3% of net sales on a quarterly basis with an annual minimum royalty of $25,000 for the life of the patent rights. In addition to the royalty fees, the Company is also required to pay UCLA a $10,000 annual maintenance fee, $50,000 upon FDA marketing approval, and $25,000 upon first commercial sale.

On October 22, 2013, the Exclusive License Agreement was amended. The following additional fees will be due to UCLA i) 2% of the amount raised in the Private Placement. If the Private Placement did not close or was less than $2.5 million then a fee of $100,000 was due and payable by June 1, 2014, ii) $25,000 due upon closing of Phase 1 clinical trial and iii) $50,000 due upon dosing of Phase 3 clinical trial. The Company paid the fee of $100,000 in June 2014.

Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the

Company’s business, financial condition, results of operations or cash flows.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with its amended and restated certificate of incorporation and amended and restated bylaws, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date and the Company has a director and officer insurance policy that enables it to recover a portion of any amounts paid for future potential claims.

4.	Commitments and Contingencies

Letter of Intent

In August of 2012, the Company, along with its majority owner and debt holder, MTF, entered into a Letter of Intent (“LOI”) with AFH to consummate a business combination through a share exchange, reverse merger, or other similar transactions resulting in the Company becoming a public entity (“The Transaction”). In August, 2013, the LOI was amended and restated, and on May 7, 2014, the LOI was again amended and restated. The Amended and Restated Letter of Intent dated May 7, 2014 (the “Amended LOI”) contemplates and defines the following events:

Consummation of Bridge Financings (“Closing I”)

In April 2013 and September 2013, the Company’s Board approved the Company to borrow up to an aggregate principal amount of $300,000 (April Bridge Financing) and $250,000 (September Bridge Financing) pursuant to the sale and issuance of convertible promissory notes and warrants to purchase common stock of the Company (collectively, the “Bridge Financings”). The note accrues interest at a rate of 12% per year and payable per quarter. A warrant to purchase the Company’s common stock equal to 50% of the original principal amount at $1.00 per share will be issued to each Bridge Financing participant. Principal and unpaid accrued interest may be converted into equity securities issued in the Company’s next equity financing in an aggregate amount of at least $2.5 million at a price equal to the price paid by investors in the next equity financing. On April 29, 2013 and on June 5, 2013, the Company borrowed $100,000 from MTF and $100,000 from Orthofix, Inc., respectively, under the April Bridge Financing. In August 2013, in conjunction with the Amended LOI, AFH agreed to purchase $50,000 of the April Bridge Financing prior to Closing II. In October 2013, the Company borrowed an additional $150,000 from Orthofix under the September Bridge Financing.

Consummation of Business Combination (“Closing II”)

Under the amended LOI, it is contemplated that the Company and its equity holders will consummate a share exchange, reverse merger, or other business combination, with a Delaware corporation publicly reporting pursuant to United States Securities Exchange Act of 1934, as amended (the “Exchange Act”), or a private Delaware corporation (“Acquisition Co.”), either directly or indirectly through an affiliate. If the post-business combination entity is not already a corporation publicly reporting pursuant to the Exchange Act, AFH will assist the post business combination entity with the filing of an appropriate registration statement resulting in the Company becoming a public company (“PubCo”).

Consummation of the Private Placement (“Closing III”)

Subsequent to Closing II, AFH will use its best efforts to assist PubCo in procuring one or more investors for a private financing, whether debt or equity, of a minimum of $2.5 million up to a maximum of $5.0 million. Such transaction is to include an over-allotment option of 15% at AFH’s discretion (the “Private Placement”).

Consummation of the PIPE Transaction (“Closing IV”)

Subsequent to Closing III, AFH Advisory will use its best efforts to assist PubCo in procuring an investment bank (the “Bank”) to facilitate a private investment in public equity transaction in an amount between $8.0 million and $10.0 million through the sale of securities of PubCo (the “PIPE”). Such transaction will include a 15% over allotment at AFH and/or the Bank’s discretion. Such transaction is contingent upon the appointment of a Bank and filing appropriate forms with the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Consummation of Initial Public Offering (“Closing V”)

Subsequent to Closing IV, AFH will assist PubCo in procuring a Bank to act as underwriter for an initial public offering in an amount of up to $40.0 million (the “Initial Public Offering”). The Initial Public Offering shall include a 15% over allotment option at AFH and/or the Bank’s discretion. Such a transaction is contingent upon the appointment of the Bank.

At or prior to consummation of the Business Combination, MTF agrees to convert all of its outstanding shares of Series A preferred stock and Series B preferred stock of the Company into share of Common Stock.

In addition, MTF agrees to convert 30%, 35%, and 35% of all outstanding convertible promissory notes and promissory notes converting as amended (principal and accrued interest) at each of the consummation of Closing II, Closing IV, and Closing V, respectively.

Upon (i) the consummation of the Business Combination, (ii) after giving effect to the issuance of any securities by Acquisition Co. in connection with the Business Combination (the “Business Combination Shares”), (iii) the completion of the Private Placement and (iv) after giving effect to the PIPE, the existing stockholders of Acquisition Co., and its owners, relatives, assignees and affiliates (collectively, the “AFH Group”), will own an aggregate of ten percent of the issued and outstanding common shares (the “Advisor Shares”) of PubCo.

At the consummation of Closing III, AFH Group shall be entitled to receive warrants to purchase up to 500,000 share of common stock of PubCo at the per share price of the shares offered in the Private Placement with a 5 year term and a cashless exercise provision (the “Extra Warrants”).

In addition to the Advisor Shares and Extra Warrants, AFH Group shall be entitled to receive warrants to purchase shares of common stock of PubCo (“Advisor Warrants”) in the amount necessary to cause AFH Group, when combined with the Advisor Shares, to have ownership equal to 10% of the fully diluted outstanding Common Stock, options and warrants at Closing III.

AFH will also be entitled to a reimbursement of $590,000 in connection with the Business Combination, which shall be payable directly from the net proceeds of the Private Placement (Closing III) to AFH at closing. Each party will bear all of its own costs and expenses in connection with each Closing.

In conjunction with the Amended LOI, the Company has agreed to covenants for the period of time between signing of the Amended LOI and the consummation of the Business Combination (Closing II) or upon termination of the agreement. Such covenants include restrictions and limitations on additional indebtedness, liquidation, selling of equity securities, amending organizational document and certain other normal and customary covenants. The Amended LOI will expire on August 31, 2014 if Closing II has not occurred.

License Commitment

In connection with the Exclusive License Agreement, the Company is required to pay a royalty fee beginning in the first year of commercial sale of the licensed product equal to 3% of net sales on a quarterly basis with an annual minimum royalty of $25,000 for the life of the patent rights. In addition to the royalty fees, the Company is also required to pay UCLA a $10,000 annual maintenance fee, $50,000 upon FDA marketing approval, and $25,000 upon first commercial sale.

On October 22, 2013, the Exclusive License Agreement was amended. The following additional fees will be due to UCLA i) 2% of the amount raised in the Private Placement. If the Private Placement does not close or is less than $2.5 million then a fee of $100,000 will be due and payable by June 1, 2014, ii) $25,000 due upon dosing of Phase 1 clinical trial and iii) $50,000 due upon closing of Phase 3 clinical trial.

Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with its amended and restated certificate of incorporation and amended and restated bylaws, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date and the Company has a director and officer insurance policy that enables it to recover a portion of any amounts paid for future potential claims.